Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 80,948	[1]	$ 58,405	[1]	$ 127,451	[1]	$ 92,317	[1]	$ 64,690
Cost of subscription revenue	20,831		17,332		35,507		28,631		22,941
Gross profit	60,117		41,073		91,944		63,686		41,749
Operating expenses:
Sales and marketing	26,201		20,199		41,138		33,391		20,447
Research and development	4,555		3,374		7,379		6,021		4,061
General and administrative	15,020		14,229		31,047		18,309		14,628
Total operating expenses	45,776		37,802		79,564		57,721		39,136
Income from operations	14,341		3,271		12,380		5,965		2,613
Interest income (expense), net	(738)		(1,104)		(2,075)		(2,386)		(1,012)
Foreign currency transaction gain (loss), net	(656)		(142)		(24)		155		(907)
Loss on extinguishment of debt			(934)		(934)
Other income (expense), net					(32)
Income before income taxes	12,947		1,091		9,315		3,734		694
Provision for income taxes	4,305		1,457		3,907		865		1,430
Net income (loss)	8,642		(366)		5,408		2,869		(736)
Accretion of redeemable convertible preferred shares to redemption value			(222)		(335)		(446)		(418)
Modification of redeemable convertible preferred shares									(6,542)
Net income attributable to participating securities							(2,294)
Net income (loss) attributable to ordinary shareholders	$ 8,642		$ (588)		$ 5,073		$ 129		$ (7,696)
Net income (loss) per share attributable to ordinary shareholders:
Basic	$ 0.25		$ (0.39)		$ 0.58		$ 0.09		$ (0.77)
Diluted	$ 0.24		$ (0.39)		$ 0.50		$ 0.08		$ (0.77)
Weighted average ordinary shares outstanding:
Basic	34,802,543		1,510,047		8,822,169		1,497,150		10,051,274
Diluted	36,353,988		1,510,047		10,084,580		2,077,592		10,051,274

[1]	Subscription revenue represents sales to external customers based on the location of the customer.